Non-current assets - Schedule of non-current assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 32,087	€ 33,882	€ 34,073
Other assets	8,559	8,856	10,082
Total	4,002	3,014	3,453
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	2,851	2,991	3,435
Other assets	1,151	23	18
Total	4,002	3,014	3,453
Non-current assets held for sale | Caceis (Notes 3 and 12)
Gains Or Losses On Assets Held For Sale [Line Items]
Other assets	1,137	0	0
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	2,621	2,773	3,101
Other tangible assets held for sale	230	218	334
Non-current assets held for sale | Foreclosed assets | Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 1,896	€ 2,138	€ 2,596